Statements of Net Assets Available for Plan Benefits - EBP 002 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Investments, at fair value	$ 6,943,726	$ 6,275,316
Receivables
Notes receivable from participants	90,693	88,046
Dividends receivable	538	490
Receivable from brokers and other	39,392	17,437
Total receivables	130,623	105,973
Total assets	7,074,349	6,381,289
Liabilities
Payable to brokers and other	84,340	65,946
Total liabilities	84,340	65,946
Net assets available for plan benefits	$ 6,990,009	$ 6,315,343